Segment Disclosures and Concentration - Revenues and Property and Equipment by Country (Details) $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment		1
Segment Reporting Information [Line Items]
Total revenue	[1]	$ 3,245	$ 2,570	$ 3,416
Total property and equipment		6,829	7,425
United States
Segment Reporting Information [Line Items]
Total revenue		1,428	1,149	1,685
Total property and equipment		3,607	4,036
United Kingdom
Segment Reporting Information [Line Items]
Total revenue		493	347	421
Total property and equipment		802	877
Japan
Segment Reporting Information [Line Items]
Total revenue		199	212	251
Total property and equipment		408	487
Other foreign countries
Segment Reporting Information [Line Items]
Total revenue		1,125	862	1,059
Total property and equipment		$ 2,012	$ 2,025
Greater China
Segment Reporting Information [Line Items]
Total revenue				$ 206

[1]	See Note 27 for disclosure of related party amounts.